Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 26	$ 44	$ 137
Right-of-use assets	32
Currently marketed products	196	3,550	2,531
Acquired research and development	8,600	342	10,224
Other intangible assets	218	22	1
Deferred tax assets	476	60	381
Non-current financial and other assets	49	8	19
Inventories	84	195	20
Trade receivables and financial and other current assets	109	4	90
Cash and cash equivalents	76		1,112
Deferred tax liabilities	(1,977)	(107)	(2,874)
Current and non-current financial debts	(32)	(2)	(14)
Current and non-current lease liabilities	(44)
Trade payables and other liabilities	(144)	(178)	(627)
Net identifiable assets acquired	7,669	3,938	11,000
Acquired cash and cash equivalents	(76)		(1,112)
Non-controlling interests			(26)
Goodwill	2,580	186	4,084
Net assets recognized as a result of acquisitions of business	10,173	4,124	13,946
Goodwill expected to be deductible for tax purposes	$ 74	$ 98	$ 0